GOODWILL	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2022	2021
Balance at beginning of the year	$8,979	$6,634
Acquisitions through business combinations(1)	278	2,400
Assets held by subsidiaries disposed during the period(2)	(108)	(56)
Held for sale(3)	(21)	—
Foreign currency translation and other	(339)	1
Balance at end of the year	$8,789	$8,979

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)See Note 5, Disposition of Businesses, for additional information.
(3)See Note 6, Assets and Liabilities Classified as Held for Sale, for additional information.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined by assessing if the carrying value of cash generating units or a group of cash generating units, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. During 2022, the carrying amount of each cash generating unit was determined to not exceed its recoverable amount.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2022	2021
North American rail operations	$2,094	$2,105
Canadian diversified midstream operation	1,984	2,125
North American residential energy infrastructure operation	1,463	1,356
Western Canadian natural gas gathering and processing operation	710	762
U.S. data center operation	503	503
Brazilian regulated transmission operation	488	456
Colombian natural gas distribution operation	367	433
U.K. telecom tower operation	332	341
Other	848	898
Total	$8,789	$8,979
The recoverable amount of goodwill has been determined using a discounted cash flow model whereby the fair value measurement is classified under level 3 on the fair value hierarchy. For businesses with the most significant goodwill as separately listed in the table above, the key inputs in determining the fair value of each cash generating unit under the discounted cash flow model are the utilization of discount rates ranging from 11% to 14%, terminal value multiples of 8x to 20x and discrete cash flow periods from 6 to 19 years.